Note Receivable	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
NOTE RECEIVABLE

NOTE 4 – NOTE RECEIVABLE

On November 30, 2017, the predecessor entity entered into a forbearance agreement with MoneyonMobile, Inc. (formerly Calpain, Inc) concerning a $675,000 note payable dated April 12, 2016.  In the agreement, MoneyonMobile agreed to a periodic payment schedule for the principal of the note with the first payment of $200,000 due and paid on December 15, 2017. The remain balance of $475,000 was to be paid in six-monthly installments beginning January 15, 2018 with a final payment made on June 15, 2018. Due to certain financial uncertainties with MoneyonMobile, management of the predecessor determined it necessary to reserve for the final payments due on the note and recorded bad debt expense of $117,670 during the year ended December 31, 2017. During the period from January 1, 2018 to April 8, 2018, the predecessor collected $182,362  and subsequent to the date the Company completed the business combination (Note 7), the Company collected the remaining $174,967.